XHIBIT 99.3

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-20	15-Dec-20	15-Jan-21
To	31-Dec-20	15-Jan-21
Days	31

Description of Collateral

On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$3,531,046.96
Series Nominal Liquidation Amount	1,269,431,046.96

Required Participation Amount	$1,269,431,046.96
Excess Receivables	$263,711,563.21
Excess Funding Account	$0.00

Total Collateral	1,533,142,610.17

Collateral as Percent of Notes	153.31%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,375,978,404.48
Total Principal Collections	($1,471,673,380.89)
Investment in New Receivables	$1,811,135,186.77
Receivables Added for Additional Accounts	$0.00
Repurchases	($76,532,830.27)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($572,195,119.53)
Less Servicing Adjustment	($427,040.23)

Ending Balance	$3,066,285,220.33

SAP for Next Period	50.00%

Average Receivable Balance	$2,924,025,228.70
Monthly Payment Rate	50.33%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,392,352.06
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,392,352.06

Series Allocation Percentage at Month-End	50.00%
Floating Allocation Percentage at Month-End	76.73%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	0.158630%
Applicable Margin	0.430000%
	0.588630%

	Actual	Per $1000
Interest	506,875.83	0.51
Principal	—	—

		0.51
Total Due Investors	506,875.83
Servicing Fee	1,060,780.36
Excess Cash Flow	884,918.71

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.12%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	53.31%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.